Equity Equity (Schedule Of Common Units Sold In Public Offering) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended
	Mar. 31, 2012	Apr. 30, 2013	Jul. 31, 2012
ETP [Member]
Capital Unit [Line Items]
Number of ETP Common Units		13.8	15.5
Price per ETP Unit		$ 48.05	$ 44.57
Net Proceeds		$ 657	$ 671
Regency [Member]
Capital Unit [Line Items]
Number of ETP Common Units	12.7
Price per ETP Unit	$ 24.47
Net Proceeds	$ 297